Factoring Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Apr. 30, 2024	Jan. 11, 2024	Dec. 20, 2023	Nov. 08, 2023	Oct. 13, 2023	Jun. 28, 2023	Jun. 21, 2023
Factoring Payable
Interest rate	0.00%
Period over which amount is to be collected by purchaser weekly	0 years
Factoring payable	$ 348,463
Future Receipts Sale Agreement 1
Factoring Payable
Future receipts sold								$ 299,000
Net purchase price								207,639
Amount to be collected by purchaser weekly								$ 7,475
Factoring payable	89,977
Future Receipts Sale Agreement 2
Factoring Payable
Future receipts sold							$ 140,000
Net purchase price							100,000
Amount to be collected by purchaser weekly							$ 5,000
Factoring payable	28,357
Future Receipts Sale Agreement 3
Factoring Payable
Future receipts sold						$ 186,250
Net purchase price						125,000
Amount to be collected by purchaser daily						1,552
Factoring payable	111,916
Future Receipts Sale Agreement 4
Factoring Payable
Future receipts sold						108,000
Net purchase price						75,000
Amount to be collected by purchaser daily						$ 697
Factoring payable	35,048
Future Receipts Sale Agreement 5
Factoring Payable
Future receipts sold					$ 111,000
Net purchase price					75,000
Amount to be collected by purchaser daily					$ 1,387
Factoring payable	0
Future Receipts Sale Agreement 6
Factoring Payable
Future receipts sold				$ 228,000
Net purchase price				150,000
Amount to be collected by purchaser daily				$ 1,499
Factoring payable	61,335
Future Receipts Sale Agreement 7
Factoring Payable
Future receipts sold			$ 53,200
Net purchase price			31,500
Amount to be collected by purchaser weekly			$ 2,500
Factoring payable	$ 21,950
Balloon collection		$ 23,200